Cover	Feb. 17, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 17, 2025
Entity Registrant Name	Claritev Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39228
Entity Tax Identification Number	84-3536151
Entity Address, Address Line One	115 Fifth Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10003
City Area Code	212
Local Phone Number	780-2000
Entity Information, Former Legal or Registered Name	MultiPlan Corporation
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Shares of Class A Common Stock, $0.0001 par value per share
Trading Symbol	MPLN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001793229
Amendment Flag	false
Current Fiscal Year End Date	--12-31